S000080055 [Member] Investment Objectives and Goals - DoubleLine Mortgage ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary DoubleLine Mortgage ETF (DMBS)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund’s investment objective is to seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index, the Bloomberg U.S. Mortgage-Backed Securities Index, over a full market cycle.